INCOME TAXES	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
INCOME TAXES
INCOME TAXES

NOTE 6: INCOME TAXES

        The effective tax rates for the three months ended September 30, 2012 and 2011 were 34.8% and 36.4%, respectively. The effective tax rate was 35.2% for the nine-month period ended September 30, 2012, compared to 36.4% for the same period in 2011. The lower rate in 2012 was due primarily to the geographic mix of earnings.

        The Company's provision for income taxes is based on an estimated tax rate for the year applied to the year-to-date federal, state and foreign income. The Company's provision for income taxes for the nine months ended September 30, 2012 reflects an estimated annual effective tax rate of 35.8% compared to 36.9% for the full year 2011. The decrease from the full-year 2011 effective tax rate is primarily due to changes in the geographic mix of pre-tax profits within North America. The 2012 estimated annual tax rate is expected to be slightly higher than the U.S. federal corporate income tax rate of 35% primarily due to profits in tax jurisdictions with higher rates, in addition to unfavorable changes in certain state income tax legislation.

NOTE 8: INCOME TAXES

        The income and expenses of the Company and certain of its domestic subsidiaries are included in the consolidated income tax return of Case New Holland Inc, a wholly owned subsidiary of CNH, and parent of CNH America. The Company's Canadian subsidiaries file separate income tax returns, as do certain domestic subsidiaries. The Company and certain of its domestic subsidiaries are LLCs and, as a result, incur no income tax liability on a stand-alone basis for tax purposes. However, for financial reporting, all tax accounts have been disclosed and the income tax expense is reflective for all of the companies included in the consolidated financial statements.

        The sources of income before taxes for the years ended December 31, 2011, 2010, and 2009 are as follows:

	2011	2010	2009
Domestic	$243,365	$171,164	$103,587
Foreign	76,222	76,383	64,432

Income before taxes	$319,587	$247,547	$168,019

        The provision for income taxes for the years ended December 31, 2011, 2010 and 2009 is as follows:

	2011	2010	2009
Current income tax expense:
Domestic	$40,866	$31,395	$10,626
Foreign	18,432	4,907	25,664

Total current income tax expense	59,298	36,302	36,290

Deferred income tax expense (benefit):
Domestic	55,790	39,490	26,089
Foreign	2,965	9,275	(10,078)

Total deferred income tax expense	58,755	48,765	16,011

Total tax provision	$118,053	$85,067	$52,301

        A reconciliation of CNH's statutory and effective income tax rate for the years ended December 31, 2011, 2010, and 2009 is as follows:

	2011	2010	2009
Tax provision at statutory rate	35.0%	35.0%	35.0%
State and foreign taxes	1.8	3.5	1.2
Tax contingencies	.5	(4.0)	(4.3)
Tax credits and incentives	(.2)	(.2)	(.4)
Tax rate and legislative changes	—	(.1)	.1
Other	(.2)	.2	(.5)

Total tax provision effective rate	36.9%	34.4%	31.1%

        The components of net deferred tax assets as of December 31, 2011 and 2010 are as follows:

	2011	2010
Deferred tax assets:
Pension, postretirement and post employment benefits	$4,066	$4,005
Marketing and sales incentive programs	53,969	22,029
Allowance for credit losses	36,349	41,336
Other accrued liabilities	32,028	77,091
Tax loss carrybacks	8,753	4,527

Total deferred tax assets	$135,165	$148,988

Deferred tax liabilities:
Equipment on operating lease	$167,971	$121,605
Other	—	3,779

Total deferred tax liabilities	$167,971	$125,384

Net deferred tax (liability) asset, net(1)	$(32,806)	$23,604

(1)
The net deferred tax liability in 2011 is included in "Accounts payable and other accrued liabilities" and the net deferred tax asset in 2010 is included in "Other assets" in the accompanying consolidated balance sheets.

        Deferred taxes are provided to reflect timing differences between the financial and tax basis of assets and liabilities and tax carryforwards using currently enacted tax rates and laws. Management believes it is more likely than not the benefit of the deferred tax assets will be realized.

        A reconciliation of the gross amounts of tax contingencies at the beginning and end of the year is as follows:

	2011	2010	2009
Balance, beginning of year	$4,848	$15,385	$17,385
Additions based on tax positions related to the current year	2,239	—	1,420
Reductions for tax positions of prior years	(180)	(8,276)	(3,420)
Settlements	—	(2,261)	—

Balance, end of year	$6,907	$4,848	$15,385

        The total amount of unrecognized tax benefits that, if recognized, would affect the annual effective income tax rate is $2,010.

        The Company recognizes interest and penalties accrued related to unrecognized tax benefits in income tax expense. During the years ended December 31, 2011, 2010, and 2009, the Company recognized approximately $352, ($17,580), and $5,652, respectively, in interest and penalties. The Company had approximately $3,233, $3,271, and $20,752 for the expected future payment of interest and penalties accrued at December 31, 2011, 2010, and 2009, respectively.

        The Company is currently under various income tax examinations by taxing authorities for years 2002 through 2006 that are anticipated to be completed by the end of 2013. As of December 31, 2011, certain taxing authorities have proposed adjustments to the Company's transfer pricing/management service fee positions. The Company anticipates that it is reasonably possible to reach a settlement with competent authority by the end of 2013 that may result in a tax deficiency assessment for which there should be correlative relief under competent authority. The potential tax deficiency assessments could have an effect on the Company's 2013 annual cash flows in the range of $5,000 to $6,000. The Company has provided for the unrecognized tax benefits and related competent authority recovery according to current guidance.

        The Company has not provided deferred taxes on $267,300 of undistributed earnings of non-U.S. subsidiaries at December 31, 2011, as the Company's intention continues to be to indefinitely reinvest these earnings in the non-U.S. operations.